Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $)	5 Months Ended
	Jun. 09, 2013 Unclassified Stock	Dec. 31, 2013 Unclassified Stock	Jun. 09, 2013 Additional Paid-In Capital
Issuance of common stock, shares	100 [1]
Common stock, par value (in dollars per share)	$ 0.01		$ 1.00
Common Stock		$ 1.00	$ 99.00

[1]	(a) Represents the initial 100 shares of $0.01 par value common stock issued to RCAP Holdings for $100.00, but due to rounding, $1.00 of par value and $99.00 of additional paid-in capital do not appear in the consolidated statement of changes in stockholders’ equity.